Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	1-3610
Entity Registrant Name	HOWMET AEROSPACE INC.
Entity Central Index Key	0000004281
Entity Tax Identification Number	25-0317820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	553-1940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false